Income Taxes (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Loss before income taxes and equity in net loss (earning) of equity method investee	$ (7,624,180)	$ (11,549,781)	$ (7,395,955)
Indian statutory income tax rate	33.99%	32.445%	32.445%
Expected income tax expense (benefit)	(2,591,459)	(3,747,327)	(2,399,618)
Adjustments to reconcile expected income tax expense to reported income tax expense:
Employee stock-based compensation	163,683	245,313	298,428
Valuation allowance recognized during the year	1,998,669	3,060,830	2,337,757
Goodwill Impairment	0	648,900	0
Tax in foreign jurisdictions	262,459	(142,710)	(52,715)
Earnings (loss) of equity method investees	0	27,354	(69,995)
Others	13,874	(125,608)	(48,302)
Income tax expense (benefit)	$ (152,774)	$ (33,248)	$ 65,555